Leases (Details) - USD ($)		3 Months Ended		8 Months Ended	12 Months Ended
	Apr. 01, 2023	Jul. 31, 2023	Jul. 31, 2022	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Apr. 30, 2023	Apr. 30, 2022
Leases (Details) [Line Items]
Lease term	5 years						5 years
Monthly based rent	$ 40,000
Percentage of increase base rent	3.00%
Increased lease term	4 years
ROU and lease liability		$ 3,620,000					$ 3,620,000
Average remaining term		4 years 3 months 14 days					4 years 6 months 14 days
Total lease expenses		$ 780,000	$ 560,000				$ 2,720,000	$ 1,800,000
Minimum [Member]
Leases (Details) [Line Items]
Effective interest rate		4.50%					4.50%
Maximum [Member]
Leases (Details) [Line Items]
Effective interest rate		6.25%					6.25%
Forecast [Member]
Leases (Details) [Line Items]
Monthly based rent				$ 5,000	$ 1,000	$ 2,500
supermarkets’ store [Member]
Leases (Details) [Line Items]
Average remaining term		9 years 10 months 13 days					10 years 25 days